Consolidated Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of net income (loss) to net cash provided by operating activities:
Net income (loss)	$ 1,738,000	$ 14,706,000	$ 37,050,000	$ 2,216,000	$ (63,417,000)
Depreciation and amortization	29,338,000	39,384,000	139,754,000	142,963,000	175,592,000
Loss on early extinguishment of debt	1,504,000	0	0	7,912,000	0
Deferred income tax provision (benefit)	523,000	1,065,000	1,222,000	(289,000)	(4,053,000)
Foreign currency exchange losses (gains)	647,000	(411,000)	(681,000)	726,000	(441,000)
Amortization of deferred financing costs	502,000	492,000	2,044,000	1,999,000	1,753,000
Amortization of debt premium			0	(56,000)	(98,000)
Amortization of stock-based compensation	226,000	73,000	761,000	453,000	3,157,000
Amortization of favorable facility lease	0	72,000	393,000	290,000	276,000
Increase (decrease) in allowance for doubtful accounts			(461,000)	12,000	1,524,000
Non-cash other income			(208,000)	(98,000)	(124,000)
Non-cash revenue	(635,000)	(2,115,000)	(8,518,000)	(9,514,000)	(9,864,000)
Gain on sale of marketable securities			(230,000)	(2,467,000)	(4,188,000)
Decrease (increase) in receivables	17,520,000	(1,092,000)	(8,365,000)	(20,277,000)	(7,285,000)
Decrease (increase) in other assets	287,000	(543,000)	(43,000)	(471,000)	(156,000)
Increase (decrease) in deferred revenue	(1,146,000)	985,000	6,520,000	11,108,000	12,811,000
Increase (decrease) in accounts payable and other liabilities	(15,092,000)	(7,534,000)	2,243,000	(7,684,000)	3,393,000
Net cash provided by operating activities	35,412,000	45,082,000	171,481,000	126,823,000	108,880,000
Cash flows from investing activities:
Cash invested in seismic data	(40,132,000)	(56,420,000)	(183,244,000)	(126,979,000)	(49,465,000)
Cash paid to acquire property, equipment and other	(336,000)	(250,000)	(1,422,000)	(2,121,000)	(527,000)
Net proceeds from sale of marketable securities			230,000	2,467,000	4,188,000
Cash from sale of property, equipment and other			90,000	122,000	86,000
Advances to Seitel Holdings, Inc.	(246,000)	(4,000)	(13,000)	(755,000)	(9,000)
Repayment from Seitel Holdings, Inc.	0	0	0	50,000	0
Net cash used in investing activities	(40,714,000)	(56,674,000)	(184,359,000)	(127,216,000)	(45,727,000)
Cash flows from financing activities:
Contributed capital			0	125,000,000	0
Issuance of 9½% Senior Notes	250,000,000	0
Principal payments on notes payable	(17,000)	(16,000)	(66,000)	(59,000)	(54,000)
Principal payments on capital lease obligations	(62,000)	(42,000)	(212,000)	(164,000)	(146,000)
Borrowings on line of credit			0	737,000	10,000
Payments on line of credit			0	(737,000)	(10,000)
Costs of debt and equity transactions	(5,822,000)	0	0	(6,338,000)	(65,000)
Net cash used in financing activities	(30,901,000)	(58,000)	(278,000)	(14,655,000)	(265,000)
Effect of exchange rate changes	(144,000)	171,000	153,000	(29,000)	813,000
Net increase (decrease) in cash and cash equivalents	(36,347,000)	(11,479,000)	(13,003,000)	(15,077,000)	63,701,000
Cash and cash equivalents at beginning of period	61,891,000	74,894,000	74,894,000	89,971,000	26,270,000
Cash and cash equivalents at end of period	25,544,000	63,415,000	61,891,000	74,894,000	89,971,000
Supplemental disclosure of cash flow information:
Interest	18,253,000	13,475,000	27,099,000	37,981,000	39,440,000
Income taxes, net of refunds received	3,770,000	1,462,000	2,258,000	7,979,000	(53,000)
Supplemental schedule of non-cash investing and financing activities:
Additions to seismic data library	2,716,000	709,000	3,376,000	10,215,000	10,545,000
Capital lease obligations incurred		0	95,000	0	0
9.75% Senior Notes [Member]
Cash flows from financing activities:
Repayment of Senior Notes	(275,000,000)	0	0	(131,094,000)	0
11.75% Senior Notes [Member]
Cash flows from financing activities:
Repayment of Senior Notes			$ 0	$ (2,000,000)	$ 0